Pensions and other post-employment benefits - Actuarial assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumptions analysis
Discount rate (as a percent)	4.70%	2.20%
United States
Actuarial assumptions analysis
Discount rate (as a percent)	4.90%	2.40%
Germany
Actuarial assumptions analysis
Discount rate (as a percent)	3.70%	0.90%
UNITED KINGDOM
Actuarial assumptions analysis
Discount rate (as a percent)	4.80%	1.90%
Long-term rate of improvement (as a percent)	1.50%